Stock-based Compensation (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stock-Based Compensation [Abstract]
Summary of Stock Option Activity
The following table summarizes stock option activity during the nine months ended September 2020 and 2019:

	Nine Months Ended September 30, 2020		Nine Months Ended September 30, 2019
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding at beginning of period	455,000	$1.67	537,500	$2.19
Granted during period	-	-	-	-
Exercised during period	-	-	-	-
Forfeited or expired during period	(5,000)	6.00	(82,500)	4.89
Outstanding at end of period	450,000	$1.62	455,000	$1.67
Exercisable at end of period	360,000	$1.62	275,000	$1.70

The following table summarizes stock option activity during the years ended December 31, 2019 and 2018:

	2019		2018
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding at beginning of year	537,500	$2.19	537,500	$2.19
Granted during the year	-	-	-	-
Exercised during the year	-	-	-	-
Forfeited or expired during the year	(82,500)	4.98	-	-
Outstanding at end of year	455,000	$1.67	537,500	$2.19
Exercisable at end of year	275,000	$1.70	267,500	$2.71

Options Outstanding and Exercisable
Options outstanding and exercisable at September 30, 2020 were as follows:

	Outstanding				Exercisable
Grant Date	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value

February 24, 2016	450,000	5.40 years	$1.62		360,000	$1.62
	450,000	5.40 years	$1.62	$22,000	360,000	$1.62	$22,000

Options outstanding and exercisable at year-end 2019 were as follows:

	Outstanding				Exercisable
Grant Date	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value
January 21, 2010	5,000	0.05 year	$6.00		5,000	$6.00
February 24, 2016	450,000	6.15 years	$1.62		270,000	$1.62
	455,000	6.08 years	$1.67	$-	275,000	$1.70	$-